INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

23.INCOME TAXES

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Yintech to its shareholders, neither Cayman Islands nor BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries incorporated in PRC file separate tax returns in the PRC. The PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law. Substantially all the pretax income of the Group is from the PRC.

United States

The Company’s subsidiary incorporated in the United States was subject to income tax charges calculated on the basis of the tax laws enacted.

Income tax expense consists of the following for the years ended 31 December, and is substantially all attributable to the PRC:

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Current	37,096	84,192	175,777	25,317
Deferred	294	(1,988)	(50,347)	(7,251)

Total income taxes	37,390	82,204	125,430	18,066

The reconciliation between the actual income tax expense and income tax computed by applying the PRC Corporate Income Tax rate of 25% to income before income taxes for the years ended December 31 is as follows:

		Year ended December 31,
	Note	2014	2015	2016	2016
		RMB	RMB	RMB	(Note2) USD
					Unaudited
Income taxes at PRC statutory income tax rate of 25%		129,837	121,305	262,954	37,873
Differential tax rates for non-PRC entities	(i)	—	340	2,497	361
Preferential income tax rate inside the PRC	(ii)	(95,993)	(53,453)	(177,256)	(25,530)
Other rate differentials		—	—	10,000	1,442
Nondeductible share-based compensation expense		1,753	7,746	40,953	5,898
Other, net		1,793	6,266	(13,718)	(1,978)

Reported income taxes		37,390	82,204	125,430	18,066

Effective tax rate		7%	17%	12%	12%

(i)	The pretax losses from non-PRC entities consist primarily of administration expenses, including share-based compensation.

(ii)

Yin Tian Xia Technology was granted the ‘‘qualified software enterprise’’ status in 2013 and is eligible for an income tax exemption for the years ended December 31, 2013 (the year in which it starts making profit) and 2014, and is entitled to a 50 percent reduction of income tax rate for the years ended 31 December 2015 to 2017. Yin He You was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2015 (the year in which it starts making profit) and 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019. Goldmaster Network was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 (the year in which it starts making profit) and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended 31 December 2018 to 2020. Per share impact of such tax holiday is RMB 0.10, RMB 0.05 and RMB 0.13 for the years ended December 31, 2014, 2015 and 2016, respectively.

In assessing the recoverability of its deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the Group will realize the benefits of its deferred tax assets as at December 31, 2015 and 2016.

Deferred tax assets represent the net tax effects of operating loss carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax liabilities principally represent the tax effects of undistributed earnings of a PRC subsidiary and temporary difference between the carrying amounts of intangible assets acquired in the acquisition of Gold Master HK and the amounts used for income tax purpose. Significant components of the Group’s deferred tax liabilities are presented below:

Significant components of the Group’s deferred tax assets/liabilities are presented below:

	Year ended December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited
Net operating loss carryforwards	3,770	7,616	1,097
Accrued employee benefit	12	—	—
Accrued social insurance	—	19,412	2,796
Excessive advertising expense	—	33,906	4,883

Total deferred tax assets	3,782	60,934	8,776

Undistributed earnings of a PRC entity	—	(10,000)	(1,440)
Intangible assets recognized in the acquisition of Gold Master HK	—	(98,694)	(14,215)

	Year ended December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited
Equipment and leasehold improvements	—	(1,383)	(199)

Total deferred tax liabilities	—	(110,077)	(15,854)

Deferred tax assets, net	3,782	59,551	8,577

Deferred tax liabilities, net	—	(108,694)	(15,655)

As at December 31, 2015 and 2016, the Group has a net operating loss carry-forward for PRC income tax purpose of approximately RMB 15 million and RMB 30 million, respectively, which will expire between 2017 and 2020, and 2017 to 2021, respectively. The tax effect of the increase in net operating loss for which a benefit was recognized for the years ended December 31, 2014, 2015 and 2016 were RMB 0.41 million, RMB 3.36 million and RMB 6.93 million, respectively.

At December 31, 2015 and 2016, the Group had unrecognized tax benefit of RMB 3.84 million. The unrecognized tax benefits pertain to income recognition under PRC’s tax laws and expense adjustments. The amount of unrecognized tax benefits which would have an impact on the Group’s effective tax rate are RMB 3.84 million, RMB 3.84 million and RMB 3.84 million as at December 31, 2014, 2015 and 2016, respectively.

RMB
Balance at January 1, 2014	1,680

Increase based on tax positions taken in 2014	2,158
Balance at December 31, 2014, 2015 and 2016	3,838

As of and for the year ended December 31, 2015, interest related to unrecognized tax benefits was RMB 0.6 million. As of and for the year ended December 31, 2016, interest related to unrecognized tax benefits was RMB 1.29 million and RMB 0.69 million, respectively, which was recorded as part of the income tax payable and income tax expense in the combined and consolidated financial statements.

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 2011 onwards.

Prior to the Reorganization, the combined financial statements include the combined financial position and results of the Transferred Entities. Upon the consummation of the Reorganization on November 18, 2015, all of the retained earnings accumulated prior to the Reorganization was declared and paid or payable to a wholly-owned PRC subsidiary of Win Yin, for which no withholding tax was required.

The Group has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary following the Reorganization.  The Group evaluated each entity’s historical, current business environment and plans to distribute RMB 100 million from the net income recognized during the year ended December 31, 2016 and indefinitely reinvest the remaining earnings accumulated after the Reorganization in its respective jurisdiction for purpose of future business expansion.

As of December 31, 2015 and 2016, the gross balance with respect to the undistributed earnings from the foreign subsidiaries is approximately RMB 0.1 billion and RMB 1.0 billion, respectively. The group provided deferred tax liability of RMB 10 million for the expected earnings distribution of RMB 100 million based on the withholding tax rate of 10%. The Group has not provided deferred tax liability for the remaining temporary differences that are indefinitely reinvested. The unrecognized deferred tax liability is approximately RMB 10 million and RMB 100.49 million, respectively. If future changes of business environment makes the Group to change its plan to allow some or all of the undistributed earnings to be remitted offshore, such temporary difference would become taxable.